SEGMENTED INFORMATION (Schedule of Segment Information for Assets and Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Current assets	$ 221,189	$ 158,179
Plant and equipment	75,729	66,722
Mineral rights and properties	277,429	224,586
Investment in an associate	53,457	44,555
Other investments	15,733	8,750
Reclamation deposits	8,513	9,230
Long-term prepaids and deposits	409	390
Long-term portion of lease receivable	183	348
Total assets	652,642	512,760
Current liabilities	37,175	27,828
Long-term portion of lease obligation	1,084	1,502
Deferred income tax liabilities	40,792	35,758
Environmental rehabilitation	7,863	8,700	$ 13,688
Total liabilities	86,914	73,788
Mining Henan Luoning [Member]
Disclosure of operating segments [line items]
Current assets	124,636	80,160
Plant and equipment	53,651	45,113
Mineral rights and properties	225,023	192,746
Investment in an associate
Other investments	2,289	2,117
Reclamation deposits	3,898	5,043
Long-term prepaids and deposits	221	205
Long-term portion of lease receivable
Total assets	409,718	325,384
Current liabilities	28,654	19,495
Long-term portion of lease obligation
Deferred income tax liabilities	39,756	34,761
Environmental rehabilitation	6,115	6,775
Total liabilities	74,525	61,031
Mining Hunan [Member]
Disclosure of operating segments [line items]
Current assets	909	1,467
Plant and equipment	3,833	3,893
Mineral rights and properties	7,345	6,884
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits	101	99
Long-term portion of lease receivable
Total assets	12,188	12,343
Current liabilities	625	1,322
Long-term portion of lease obligation
Deferred income tax liabilities	1,036	997
Environmental rehabilitation	993	1,015
Total liabilities	2,654	3,334
Mining Guangdong [Member]
Disclosure of operating segments [line items]
Current assets	11,177	3,665
Plant and equipment	15,765	15,261
Mineral rights and properties	28,314	24,956
Investment in an associate
Other investments
Reclamation deposits	4,607	4,180
Long-term prepaids and deposits	87	86
Long-term portion of lease receivable
Total assets	59,950	48,148
Current liabilities	4,570	3,154
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation	755	910
Total liabilities	5,325	4,064
Mining Other [Member]
Disclosure of operating segments [line items]
Current assets	191
Plant and equipment	59
Mineral rights and properties	16,747
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Long-term portion of lease receivable
Total assets	16,997
Current liabilities
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities
Administrative Beijing [Member]
Disclosure of operating segments [line items]
Current assets	4,322	4,289
Plant and equipment	965	862
Mineral rights and properties
Investment in an associate
Other investments
Reclamation deposits
Long-term prepaids and deposits
Long-term portion of lease receivable
Total assets	5,287	5,151
Current liabilities	112	625
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	112	625
Administrative Vancouver [Member]
Disclosure of operating segments [line items]
Current assets	79,954	68,598
Plant and equipment	1,456	1,593
Mineral rights and properties
Investment in an associate	53,457	44,555
Other investments	13,444	6,633
Reclamation deposits	8	7
Long-term prepaids and deposits
Long-term portion of lease receivable	183	348
Total assets	148,502	121,734
Current liabilities	3,214	3,232
Long-term portion of lease obligation	1,084	1,502
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 4,298	$ 4,734